Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepayments And Other Receivables [Abstract]
Schedule of Prepayments and other receivables

Amounts in US$ '000	2021	2020
V.A.T.	1,711	12,083
Income tax payments in advance	3,227	3,460
Other prepaid taxes	996	1,995
To be recovered from co-venturers (Note 34)	4,680	2,236
Prepayments and other receivables	12,184	8,549
	22,798	28,323
Classified as follows:
Current	22,650	27,263
Non-current	148	1,060
	22,798	28,323

Schedule of Movements on the Group Provision for Impairment

Amounts in US$ '000	2021	2020
At January 1	144	550
Foreign exchange (loss) income	(13)	(25)
Uses	(124)	(381)
	7	144